Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Assets

(in millions of Canadian dollars)	NOTE	2017	2016
Notes receivable from business disposals		6	9
Other investments		7	5
Other assets		30	27
Employee future benefits	16	37	46
		80	87
Less: Current portion, included in accounts receivables		(6)	(15)
		74	72